Post-retirement defined benefit schemes - Charges to Income Statement (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Post-retirement defined benefit schemes - charge to the income statement
Fair value of assets	£ 32,978	£ 26,369
Total charge to the income statement (note 4)	272	252	£ 280
Defined benefit pension scheme
Post-retirement defined benefit schemes - charge to the income statement
Total charge to the income statement (note 4)	121	106	139
Defined contribution pension schemes
Post-retirement defined benefit schemes - charge to the income statement
Total charge to the income statement (note 4)	151	£ 146	£ 141
Scottish Widows | Longevity insurance swap
Post-retirement defined benefit schemes - charge to the income statement
Notional amount	10,000
Fair value of assets	£ 0